Leases - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015
Leases [Abstract]
2015	$ 63,282
2016	62,142
2017	60,937
2018	57,239
2019	51,790
Thereafter	366,670
Total	$ 662,060